COMMITMENT AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Mar. 15, 2020	Dec. 31, 2021
Product Liability Contingency [Line Items]
Costs and expenses		$ 61,757
License [Member]
Product Liability Contingency [Line Items]
Revenue, Remaining Performance Obligation, Percentage		3.00%
Long-Term Purchase Commitment, Period		15 years
Guarantor Obligations, Liquidation Proceeds, Percentage		15.00%
Milestone payment		$ 60,000
License [Member] | Maximum [Member]
Product Liability Contingency [Line Items]
Guarantor Obligations, Liquidation Proceeds, Percentage		25.00%
License [Member] | Minimum [Member]
Product Liability Contingency [Line Items]
Guarantor Obligations, Liquidation Proceeds, Percentage		10.00%
License Agreement Terms [Member]
Product Liability Contingency [Line Items]
License agreement term	the right to grant sub-licenses and with a term of 15 years